As filed with the Securities and Exchange Commission on August 19, 2005

                        Securities Act File No. 33-20827
                    Investment Company Act File No. 811-5518

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Post-Effective Amendment No. 97 |X|

                 and REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 |X|

                              Amendment No. 99 |X|

                               The RBB Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                         Bellevue Park Corporate Center
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (302) 792-2555

                                   Copies to:

     JAMES SHAW                                  MICHAEL P. MALLOY, ESQ
     PFPC, Inc.                                  Drinker Biddle & Reath LLP
     400 Bellevue Parkway                        One Logan Square
     Wilmington, DE 19809                        18th and Cherry Streets
     (Name and address of Agent for Service)     Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

|_|   immediately upon filing pursuant to paragraph (b)

|X|   on August 30, 2005 pursuant to paragraph (b)

|_|   60 days after filing pursuant to paragraph (a)(1)

|_|   on (date) pursuant to paragraph (a)(1)

|_|   75 days after filing pursuant to paragraph (a)(2)

|_|   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|X| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               The RBB Fund, Inc.
                                EXPLANATORY NOTE

Designation of New Effective Date for Previously filed Amendment

Post-Effective Amendment No. 96 (the "Amendment") was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on June 6, 2005 and pursuant to Rule 485(a)(2) would be effective August 20, 2005.

This Post-Effective Amendment No. 97 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 30, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 97 incorporated by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

Title of Securities Being Registered: ..........Shares of Common Stock.

                               THE RBB FUND, INC.
                                     PEA 97
                            PART C: OTHER INFORMATION


Item 23.    EXHIBITS

(a)         Articles of Incorporation.

      (1) Articles of Incorporation of Registrant are incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Articles Supplementary of Registrant are incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (3) Articles of Amendment to Articles of Incorporation of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (4) Articles Supplementary of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (5) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (6) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (7) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (8) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (9) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (10) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (11) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (12) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (13) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (14) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (15) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

      (16) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (17) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement (No. 33-20827) filed on October 11, 1996.

      (18) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

      (19) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

      (20) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

      (21) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (22) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (23) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (24) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (25) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (26) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

      (27) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

      (28) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

      (29) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

      (30) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

      (31) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

      (32) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

      (33) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

      (34) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 2002.

      (35) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant's Registration Statement (No. 33-20827) filed on September 18, 2002.

      (36) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2003.

      (37) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

      (38) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

      (39) Certificate of Correction of Registrant is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant's Registration Statement (No. 33-20827) filed on March 23, 2005.

      (40) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant's Registration Statement (No. 33-20827) filed on March 23, 2005.


      (41) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

      (42)  ARTICLES OF AMENDMENT OF REGISTRANT ARE FILED HEREWITH.


(b)         By-Laws.

      (1) By-Laws, as amended are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

(c)         Instruments Defining Rights of Security Holders.

      (1) See Articles VI, VII, VIII, IX and XI of Registrant's Articles of 1 Incorporation dated February 17, 1988 which are incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) See Articles II, III, VI, XIII, and XIV of Registrant's By-Laws as amended through April 26, 1996 which are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

(d)         Investment Advisory Contracts.

      (1) Investment Advisory Agreement (Money Market) between Registrant and Provident Institutional Management Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Sub-Advisory Agreement (Money Market) between Provident Institutional Management Corporation and Provident National Bank, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (3) Assumption Agreement (Money Market Fund) between PNC Bank, N.A. and BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) dated April 29, 1998 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (4) Investment Advisory Agreement (Boston Partners Large Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (5) Investment Advisory Agreement (Boston Partners Mid Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (6) Investment Advisory Agreement (Schneider Small Cap Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (7) Investment Advisory Agreement (Boston Partners Small Cap Value Fund II - formerly Micro Cap Value) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (8) Investment Advisory Agreement (Boston Partners Long/Short Equity Fund - formerly Market Neutral) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (9) Form of Investment Advisory Agreement (Boston Partners Fund - Formerly Long-Short Equity) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

      (10) Investment Advisory Agreement (Bogle Small Cap Growth Fund) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (11) Investment Advisory Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective

            Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (12) Investment Advisory Agreement between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (13) Form of Investment Advisory Agreement between Registrant and WesCorp Investment Services, LLC for the Institutional Liquidity Fund for Credit Unions is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (14) Form of Investment Advisory Agreement between Registrant and WesCorp Investment Services, LLC for the Liquidity Fund for Credit Unions (formerly the CU Members' Liquidity Fund) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.


      (15) Investment Advisory Agreement (n/i Growth Fund) between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

      (16) Investment Advisory Agreement (n/i Emerging Growth Fund) between Registrant and Numeric Investors LLC incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

      (17) Investment Advisory Agreement (n/i Small Cap Value Fund) Between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

      (18) Investment Advisory Agreement (n/i Mid Cap Fund) Between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

      (19) Amendment No. 1 To Investment Advisory Agreement Between Registrant and Numeric Investors LLC for the n/i numeric investors Mid Cap Fund is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2006

      (20)  AMENDMENT NO. 1 TO THE INVESTMENT ADVISORY AGREEMENT (N/I GROWTH
            FUND) BETWEEN REGISTRANT AND NUMERIC INVESTORS LLC IS FILED
            HEREWITH.

      (21) AMENDMENT NO. 1 TO THE INVESTMENT ADVISORY AGREEMENT (N/I SMALL CAP VALUE FUND) BETWEEN REGISTRANT AND NUMERIC INVESTORS LLC IS FILED HEREWITH.

      (22)  AMENDMENT NO. 2 TO THE INVESTMENT ADVISORY AGREEMENT (N/I MID CAP
            FUND) BETWEEN REGISTRANT AND NUMERIC INVESTORS LLC IS FILED
            HEREWITH.

      (23) Contractual Fee Waiver Agreement dated December 12, 2003, between the Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

      (24) Contractual Fee Waiver Agreement dated December 14, 2004, between the Registrant and Schneider Capital Management Company for the Schneider Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

      (25) Contractual Fee Waiver Agreement dated December 14, 2004, between the Registrant and Schneider Capital Management Company for the Schneider Value Fund is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

      (26) Contractual Fee Waiver Agreement dated December 15, 2004, between the Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

      (27) INVESTMENT ADVISORY AGREEMENT BETWEEN REGISTRANT AND WEISS, PECK & GREER INVESTMENTS FOR THE ROBECO WPG CORE BOND FUND IS FILED HEREWITH.

      (28) INVESTMENT ADVISORY AGREEMENT BETWEEN REGISTRANT AND WEISS, PECK & GREER INVESTMENTS FOR THE ROBECO WPG LARGE CAP GROWTH FUND IS FILED HEREWITH.

      (29) INVESTMENT ADVISORY AGREEMENT BETWEEN REGISTRANT AND WEISS, PECK & GREER INVESTMENTS FOR THE ROBECO WPG TUDOR FUND IS FILED HEREWITH.

      (30) Form of Contractual Fee Waiver Agreement between the Registrant and Weiss, Peck & Greer Investments for the Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund and Robeco WPG Tudor Fund is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.


(e)         Underwriting Contracts.

      (1) Distribution Agreement between Registrant and PFPC Distributors, Inc. dated as of January 2, 2001 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

      (2) Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Boston Partners All-Cap Value Fund Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (3) Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Boston Partners All-Cap Value Fund Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (4) Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Schneider Value Fund is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (5) Form of Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Institutional Liquidity Fund for Credit Unions) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (6) Form of Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Liquidity Fund for Credit Union Members (formerly CU Members' Liquidity Fund)) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (7) Form of Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund, and Robeco WPG Tudor Fund) is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed March 4, 2005.

(f)         Bonus or Profit Sharing Contracts.

      (1) Fund Office Retirement Profit-Sharing and Trust Agreement, dated as of October 24, 1990, as amended is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1997.

      (2) Form of Amendment No. 1 to Fund Office Retirement Profit Sharing Plan and Trust Reflecting EGTRRA is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

(g)         Custodian Agreements.

      (1) Custodian Agreement between Registrant and Provident National Bank dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective


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

            Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Sub-Custodian Agreement among The Chase Manhattan Bank, N.A., the Registrant and Provident National Bank, dated as of July 13, 1992, relating to custody of Registrant's foreign securities is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (3) Amendment No. 1 to Custodian Agreement dated August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (4) Custodian Contract between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33-20827) filed on October 28, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (5) Custody Agreement between Registrant and Custodial Trust Company on behalf of n/i Micro Cap Fund, n/i Growth Fund and n/i Mid Cap Fund (formerly Growth & Value) Portfolios of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (6) Custodian Agreement Supplement Between Registrant and PNC Bank, National Association dated October 16, 1996 is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

      (7) Custodian Agreement Supplement between Registrant and PNC Bank, National Association, on behalf of the Boston Partners Mid Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

      (8) Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on behalf of the Boston Partners Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

      (9) Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on behalf of the Schneider Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (10) Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on behalf of the Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (11) Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on behalf of Boston Partners Long/Short Equity Fund (formerly Market Neutral) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (12) Custodian Agreement Supplement between Registrant and Custodial Trust Company on behalf of n/i Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (13) Form of Custodian Agreement Supplement between Registrant and PFPC Trust Company (Boston Partners Fund - formerly Long Short Equity) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

      (14) Custodian Agreement Supplement between Registrant and PFPC Trust Company (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (15) Letter Agreement among Registrant, The Chase Manhattan Bank and PFPC Trust Company, dated as of July 2, 2001, relating to custody of Registrant's foreign securities is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

      (16) Custodian Agreement Supplement between Registrant and PFPC Trust Company (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (17) Custodian Agreement Supplement between Registrant and PFPC Trust Company (Schneider Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (18) Form of Custodian Agreement Supplement between Registrant and PFPC Trust Company (Baker 500 Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (19) Form of Custodian Agreement Supplement between Registrant and PFPC Trust Company (Institutional Liquidity Fund for Credit Unions) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (20) Form of Custodian Agreement Supplement between Registrant and PFPC Trust Company (Liquidity Fund for Credit Union Members (formerly the CU Members' Liquidity Fund)) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (21) Form of Custodian Agreement between Registrant and Mellon Bank N.A. (Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund, and Robeco WPG Tudor Fund) is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

(h)         Other Material Contracts.

      (1) Transfer Agency Agreement (Sansom Street) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Shareholder Servicing Agreement (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (3) Shareholder Servicing Agreement (Sansom Street Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (4) Shareholder Services Plan (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (5) Transfer Agency Agreement (Bedford) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (6) Transfer Agency Agreement and Supplements (Bradford, Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta) between Registrant and Provident Financial Processing Corporation dated as of November 5,

            1991 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (7) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company and PFPC Inc. dated February 1, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

      (8) Supplement to Transfer Agency and Service Agreement between Registrant, State Street Bank and Trust Company, Inc. and PFPC dated April 10, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

      (9) Amended and Restated Credit Agreement dated December 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

      (10) Transfer Agency Agreement Supplement (n/i Micro Cap Fund, n/i Growth Fund and n/i Mid Cap Fund (formerly Growth & Value)) between Registrant and PFPC Inc. dated April 14, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (11) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (n/i Micro Cap Fund) dated April 24, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (12) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (n/i Growth Fund) dated April 24, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (13) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (n/i Mid Cap Fund (formerly Growth & Value)) dated April 24, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (14) Transfer Agreement and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement (No. 33-20827) filed on July 30, 1996.

      (15) Administration and Accounting Services Agreement between the Registrant and PFPC Inc. dated October 16, 1996 (Boston Partners Large Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

      (16) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Large Cap Value Fund, Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

      (17) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Large Cap Value Fund, Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

      (18) Transfer Agency Agreement Supplement between Registrant and PFPC Inc., (Boston Partners Mid Cap Value Fund, Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

      (19) Transfer Agency Agreement Supplement between Registrant and PFPC Inc., (Boston Partners Mid Cap Value Fund, Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

      (20) Administration and Accounting Services Agreement between Registrant and PFPC Inc. dated, May 30, 1997 (Boston Partners Mid Cap Value
            Fund) is incorporated herein by reference to Post-Effective

            Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

      (21) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (Schneider Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (22) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Schneider Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (23) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value), Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (24) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value), Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (25) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (Boston Partners Micro Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (26) Administrative Services Agreement between Registrant and Provident Distributors, Inc. dated as of May 29, 1998 and relating to the n/i family of funds, Schneider Small Cap Value Fund and Institutional Shares of the Boston Partners Funds is incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement (No. 33-20827) filed on June 25, 1998.

      (27) Administrative Services Agreement Supplement between Registrant and Provident Distributors, Inc. relating to the Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional Class is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (28) Administrative and Accounting Services Agreement between Registrant and PFPC Inc. (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional and Investor Classes) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (29) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional and Investor Classes) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (30) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (n/i Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (31) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (n/i Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (32) Co-Administration Agreement between Registrant and Bear Stearns Funds Management, Inc. (n/i Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (33) Administrative Services Agreement between Registrant and Provident Distributors, Inc. (n/i Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (34) Form of Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Fund (formerly Long-Short Equity)) is incorporated herein by reference to Post-Effective Amendment

            No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

      (35) Form of Administrative Services Agreement Supplement between Registrant and Provident Distributors, Inc. (Boston Partners Fund (formerly Long-Short Equity) - Institutional Shares) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

      (36) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. (Boston Partners Fund (formerly Long-Short Equity)) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

      (37) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (38) Administrative Services Agreement between Registrant and Provident Distributors, Inc. (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (39) Non 12b-1 Shareholder Services Plan and Agreement for Bogle Small Cap Growth Investor Shares is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (40) Agreement between E*TRADE Group, Inc., Registrant and Registrant's principal underwriter is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

      (41) Fee Waiver Agreement for n/i Numeric Investors Funds is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

      (42) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (Bogle Investment Management Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

      (43) Solicitation Agreement between n/i numeric Investors and Shareholder Communications Corporation is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

      (44) Administrative Services Assignment Agreement between Registrant and PFPC Distributors, Inc. dated January 2, 2001 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

      (45) Transfer Agency Supplement between Registrant and PFPC Inc. for the Bear Stearns Money Market Family is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant's Registration Statement (No. 33-20827) filed on December 4, 2001.

      (46) Form of Transfer Agency Supplement between Registrant and PFPC Inc. for the Boston Partners All-Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (47) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the Boston Partners All-Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

      (48) Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the Boston Partners All-Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (49) Transfer Agency Supplement between Registrant and PFPC Inc. for Schneider Value Fund is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (50) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the Schneider Value Fund is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 2002.

      (51) Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the Schneider Value Fund is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.


      (52) Non - 12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement is incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant's Registration Statement (No. 33-20827) filed on September 18, 2002.


      (53) Shareholder Servicing Agreement (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (54) Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for Investor Shares of the Boston Partners Funds is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (55) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the Institutional Liquidity Fund for Credit Unions is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (56) Form of Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the Institutional Liquidity Fund for Credit Unions is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (57) Form of Transfer Agency Agreement Supplement between Registrant and PFPC Inc. for the Institutional Liquidity Fund for Credit Unions is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (58) Amended and Restated Non-12b-1 Shareholder Services Plan (Numeric Funds) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (59) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the Liquidity Fund for the Credit Union Members (formerly the CU Members' Liquidity Fund) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (60) Form of Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the Liquidity Fund for the Credit Union Members (formerly the CU Members' Liquidity Fund) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (61) Form of Transfer Agency Agreement Supplement between Registrant and PFPC Inc. for the Liquidity Fund for the Credit Union Members (formerly the CU Members' Liquidity Fund) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (62) Amended and Restated Non-12b-1 Shareholder Services Plan for the Liquidity Fund for the Credit Union Members (formerly the CU Members' Liquidity Fund) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (63) Form of Transfer Agency Agreement Supplement (Customer Identification Program) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2003.

      (64) Regulatory Administration Services Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2003.

      (65) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the Robeco WPG Core Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

      (66) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the Robeco WPG Large Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

      (67) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the Robeco WPG Tudor Fund is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

      (68) Form of Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the Robeco WPG Core Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

      (69) Form of Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the Robeco WPG Large Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

      (70) Form of Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the Robeco WPG Tudor Fund is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

      (71) Form of Transfer Agency Agreement Supplement between Registrant and PFPC Inc. for the Robeco WPG Core Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

      (72) Form of Transfer Agency Agreement Supplement between Registrant and PFPC Inc. for The Robeco WPG Large Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

      (73) Form of Transfer Agency Agreement Supplement between Registrant and PFPC Inc. for The Robeco WPG Tudor Fund is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

      (74) Amended Schedule A to Regulatory Administration Services Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

      (75) Form of Shareholder Servicing Agreement (Robeco WPG Core Bond Fund - Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

      (76) Form of Shareholder Servicing Agreement (Robeco WPG Large Cap Growth Fund - Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

      (77) Form of Shareholder Servicing Agreement (Robeco WPG Tudor Fund - Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.


      (78) NON-12B-1 SHAREHOLDER SERVICES PLAN AND RELATED FORM OF SHAREHOLDER SERVICING AGREEMENT (ROBECO WPG CORE BOND FUND - RETIREMENT CLASS) IS FILED HEREWITH.

(i)         Legal Opinion.

            None


(j)         None


(k)         None

(l)         Initial Capital Agreements.

      (1) Subscription Agreement, relating to Classes A through N, is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Classes O and P is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

      (3) Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Class Q is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

      (4) Subscription Agreement between Registrant and Counsellors Securities Inc. relating to Classes R, S, and Alpha 1 through Theta 4 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (5) Purchase Agreement between Registrant and Numeric Investors, L.P. relating to Class FF (n/i Micro Cap Fund) is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (6) Purchase Agreement between Registrant and Numeric Investors, L.P. relating to Class GG (n/i Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (7) Purchase Agreement between Registrant and Numeric Investors, L.P. relating to Class HH (n/i Mid Cap Fund - formerly Growth & Value) is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (8) Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes QQ, RR and SS (Boston Partners Large Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

      (9) Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes TT and UU (Boston Partners Mid Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

      (10) Purchase Agreement between Registrant and Boston Partners Asset Management L.P. relating to Classes VV and WW (Boston Partners Bond
            Fund) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

      (11) Purchase Agreement between Registrant and Schneider Capital Management Company relating to Class YY (Schneider Small Cap Value
            Fund) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (12) Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes DDD and EEE (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration

            Statement (No. 33-20827) filed on October 29, 1998.

      (13) Purchase Agreement between Registrant and Boston Partners Asset Management relating to Classes III and JJJ (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (14) Purchase Agreement between Registrant and Provident Distributors, Inc. relating to Class MMM (n/i Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (15) Form of Purchase Agreement between Registrant and Boston Partners Asset Management, L. P. relating to Classes KKK and LLL (Boston Partners Fund (formerly Long-Short Equity)) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

      (16) Purchase Agreement between Registrant and Bogle Investment Management, L.P. (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (17) Purchase Agreement between Registrant and Boston Partners Asset Management , L.P. (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (18) Purchase Agreement between Registrant and Schneider Capital Management Company (Schneider Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (19) Purchase Agreement between Registrant and Baker 500 Corporation (Baker 500 Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (20) Form of Purchase Agreement between Registrant and WesCorp Investment Services, LLC (Institutional Liquidity Fund for Credit Unions) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (21) Form of Purchase Agreement between Registrant and Wescorp Investment Services, LLC (Liquidity Fund for Credit Union Members (formerly the CU Members' Liquidity Fund)) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.


      (22) Purchase Agreement between Registrant and Weiss, Peck & Greer Investments (Robeco WPG Core Bond Fund) is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

      (23) Purchase Agreement between Registrant and Weiss, Peck & Greer Investments (Robeco WPG Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

      (24) Purchase Agreement between Registrant and Weiss, Peck & Greer Investments (Robeco WPG Tudor Fund) is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.


(m)         Rule 12b-1 Plan.

      (1) Plan of Distribution (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Plan of Distribution (Bedford Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration

            Statement filed on October 30, 1998.

      (3) Amendment No. 1 to Plans of Distribution (Classes A through Q) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (4) Plan of Distribution (Zeta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (5) Plan of Distribution (Eta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (6) Plan of Distribution (Theta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refilled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (7) Plan of Distribution (Boston Partners Large Cap Value Fund Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

      (8) Plan of Distribution (Boston Partners Mid Cap Value Fund Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

      (9) Plan of Distribution (Boston Partners Bond Fund Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

      (10) Plan of Distribution (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement (No. 33-20827) filed on April 10, 1998.

      (11) Amendment to Plans of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (12) Plan of Distribution (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant's Registration Statement (No. 33-20827) filed on November 12, 1998.

      (13) Plan of Distribution (Principal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (14) Form of Plan of Distribution (Boston Partners Fund (formerly Long Short Equity) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

      (15) Plan of Distribution pursuant to Rule 12b-1 (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (16) Plan of Distribution pursuant to Rule 12b-1 (Liquidity Fund for Credit Union Members (formerly the CU Members' Liquidity Fund)) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

(n)         Rule 18f-3 Plan.

            Amended Rule 18f-3 Plan is incorporated by reference to Post-Effective Amendment No. 88 to the Registrant's Registration Statement (No. 33-20827) filed on December 20, 2004.

(p)         Code of Ethics.

      (1) Code of Ethics of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

      (2) Code of Ethics of Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (3) Code of Ethics of Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2003.

      (4) Code of Ethics of Schneider Capital Management Company are incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (5) Code of Ethics of Bogle Investment Management, L P. is incorporated herein by reference to Post-Effective Amendment No. 88 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2004.

      (6) Code of Ethics of PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2003.

      (7) Code of Ethics of Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 88 to the Registrant's Registration Statement (No. 33-20827) filed on December 20, 2004.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

Item 25. INDEMNIFICATION

Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Sections 2 and 3 of the Assumption Agreement between PNC Bank, N.A. ("PNC") and BlackRock Institutional Management Corporation ("BIMC"), dated April 29, 1998 and incorporated herein by reference to exhibit (d)(3), provide for the indemnification of BIMC and PNC against certain losses.

Section 13 of the Investment Advisory Agreements between Registrant and Numeric Investors, LLC ("Numeric"), each dated November 12, 2004 and incorporated herein by reference to exhibits (d)(15), (d)(16), (d)(17) and (d)(18), provides for the indemnification of Numeric against certain losses.

Section 12 of the Investment Advisory Agreements between Registrant and Boston Partners Asset Management, L.P. ("Boston Partners"), each dated October 25, 2002 and incorporated herein by reference to exhibits (d)(4), (d)(5), (d)(6), (d)(7),
(d)(8), and (d)(9), provides for the indemnification of Boston Partners against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Bogle Investment Management, L.P. ("Bogle"), dated September 15, 1999 and incorporated herein by reference to exhibit (d)(10) provides for the indemnification of Bogle against certain losses.


Section 12 of the Investment Advisory Agreements between Registrant and WesCorp Investment Services, LLC is incorporated herein by reference as exhibits (d)(13) and (d)(14) provides for the indemnification of WesCorp Investment Services, LLC against certain losses.

Section 12 of the Investment Advisory Agreements between the Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference as exhibits
(d)(27), (d)(28) and (d)(29) provides for the indemnification of Weiss, Peck & Greer Investments against certain losses.


Section 9 of the Distribution Agreement between Registrant and PFPC Distributors, Inc. ("PFPC"), dated January 2, 2001 and incorporated herein by reference to exhibit (e)(1) provides for the indemnification of PFPC Distributors against certain losses.

      Item 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.

            1.    BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION:

                  BlackRock Institutional Management Corporation ("BIMC") is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc. BIMC's principal business address is 100 Bellevue Parkway, Wilmington, DE 19809. BIMC is registered under the Investment Advisers Act of 1940 and serves as an investment adviser for registered investment companies. Information as to the directors and officers of BIMC is as follows:

                  NAME AND POSITION WITH BIMC      OTHER COMPANY                POSITION WITH OTHER COMPANY
                  ---------------------------      -------------                ---------------------------
                  Paul L. Audet                    BlackRock Provident          Treasurer
                  Director                         Institutional Funds
                                                   Wilmington, DE

                                                   BlackRock Funds              Treasurer
                                                   Wilmington, DE

                                                   BlackRock Capital            Director
                                                   Management, Inc.
                                                   Wilmington, DE

                                                   BlackRock Advisors, Inc.     Director
                                                   Wilmington, DE

                                                   BlackRock Financial          Director
                                                   Management, Inc.
                                                   New York, NY

                                                   BlackRock (Japan), Inc.      Chief Financial Officer &
                                                   New York, NY                 Managing Director

                                                   BlackRock International,     Chief Financial Officer &
                                                   Ltd.                         Managing Director
                                                   Edinburgh, Scotland

                                                   BlackRock, Inc.              Chief Financial Officer &
                                                   New York, NY                 Managing Director

                  Laurence J. Carolan              BlackRock Capital            Managing Director & Director
                  Managing Director and Director   Management, Inc.
                                                   Wilmington, DE

                                                   BlackRock, Inc.              Managing Director
                                                   New York, NY

                                                   BlackRock Advisors, Inc.     Managing Director & Director
                                                   Wilmington, DE

                  Robert P. Connolly               BlackRock Capital            Managing Director, General
                  Managing Director, General       Management, Inc.             Counsel & Secretary
                  Counsel and Secretary            Wilmington, DE

                                                   BlackRock, Inc.              Managing Director, General
                                                   New York, NY                 Counsel & Secretary

                                                   BlackRock International,     Managing Director, General
                                                   Ltd.                         Counsel & Secretary
                                                   Edinburgh, Scotland

                                                   BlackRock (Japan), Inc.      Managing Director, General
                                                   New York, NY                 Counsel & Secretary

                                                   BlackRock Advisors, Inc.     Managing Director, General
                                                   Wilmington, DE               Counsel & Secretary

                                                   BlackRock Financial          Managing Director, General
                                                   Management, Inc.             Counsel & Secretary
                                                   New York, NY

                                                   BlackRock Investments,       General Counsel & Secretary
                                                   Inc.
                                                   New York, NY

                  Laurence D. Fink                 BlackRock Funds              President  & Trustee
                  Chief Executive Officer          Wilmington, DE

                                                   BlackRock Capital            Chief Executive Officer
                                                   Management, Inc.
                                                   Wilmington, DE

                                                   BlackRock, Inc.              Chairman & CEO
                                                   New York, NY

                                                   BlackRock International,     Chairman & CEO
                                                   Ltd.
                                                   Edinburgh, Scotland

                                                   BlackRock (Japan), Inc.      Chairman & CEO
                                                   New York, NY

                                                   BlackRock Investments,       Chairman & CEO
                                                   Inc.
                                                   New York, NY

                                                   BlackRock Advisors, Inc.     Chief Executive Officer
                                                   Wilmington, DE

                                                   BlackRock Financial          Chairman & CEO
                                                   Management, Inc.
                                                   New York, NY

                                                   BlackRock HPB Management     Director
                                                   LLC
                                                   New York, NY

                  Robert S. Kapito                 BlackRock Capital            Vice Chairman & Director
                  Vice Chairman and Director       Management, Inc.
                                                   Wilmington, DE

                                                   BlackRock International,     Vice Chairman & Director
                                                   Ltd.
                                                   Edinburgh, Scotland

                                                   BlackRock, Inc.              Vice Chairman
                                                   New York, NY

                                                   BlackRock Advisors, Inc.     Vice Chairman & Director
                                                   Wilmington, DE

                                                   BlackRock (Japan), Inc.      Vice Chairman & Director
                                                   New York, NY

                                                   BlackRock Investments,       Director
                                                   Inc.
                                                   New York, NY

                                                   BlackRock Financial          Vice Chairman & Director
                                                   Management, Inc.
                                                   New York, NY

                  Kevin M. Klingert                BlackRock Capital            Managing Director & Director
                  Managing Director and Director   Management, Inc.
                                                   Wilmington, DE

                                                   BlackRock, Inc.              Managing Director
                                                   New York, NY

                                                   BlackRock Advisors, Inc.     Managing Director & Director
                                                   Wilmington, DE

                                                   BlackRock Financial          Managing Director
                                                   Management, Inc.
                                                   New York, NY

                  John P. Moran                    BlackRock Capital            Managing Director & Director
                  Managing Director and Director   Management, Inc.
                                                   Wilmington, DE

                                                   BlackRock, Inc.              Managing Director
                                                   New York, NY

                                                   BlackRock Advisors, Inc.     Managing Director & Director
                                                   Wilmington, DE

                                                   BlackRock Investments,       President
                                                   Inc.
                                                   New York, NY

                  Thomas H. Nevin                  BlackRock Capital            Managing Director & Director
                  Managing Director and Director   Management, Inc.
                                                   Wilmington, DE

                                                   BlackRock, Inc.              Managing Director
                                                   New York, NY

                                                   BlackRock Advisors, Inc.     Managing Director & Director
                                                   Wilmington, DE

                                                   BlackRock Financial          Managing Director
                                                   Management, Inc.
                                                   New York, NY

                  Ralph L. Schlosstein             BlackRock Provident          Chairman & President
                  President and Director           Institutional Funds
                                                   Wilmington, DE

                                                   BlackRock Capital            President & Director
                                                   Management, Inc.
                                                   Wilmington, DE

                                                   BlackRock, Inc.              President & Director
                                                   New York, NY

                                                   BlackRock International,     President & Director
                                                   Ltd.
                                                   Edinburgh, Scotland

                                                   BlackRock (Japan), Inc.      President & Director
                                                   New York, NY

                                                   BlackRock Investments,       Director
                                                   Inc.
                                                   New York, NY

                                                   BlackRock Advisors, Inc.     President & Director
                                                   Wilmington, DE

                                                   BlackRock Financial          President & Director
                                                   Management, Inc.
                                                   New York, NY

                                                   BlackRock HPB Management     Director
                                                   LLC
                                                   New York, NY

                  Keith T. Anderson                BlackRock Capital            Managing Director
                  Managing Director                Management, Inc.
                                                   Wilmington, DE

                                                   BlackRock, Inc.              Managing Director
                                                   New York, NY

                                                   BlackRock Advisors, Inc.     Managing Director
                                                   Wilmington, DE

                                                   BlackRock Financial          Managing Director
                                                   Management, Inc.
                                                   New York, NY

                                                   BlackRock International,     Managing Director
                                                   Ltd.
                                                   Edinburgh, Scotland

                                                   BlackRock (Japan), Inc.      Managing Director
                                                   New York, NY

            2.    NUMERIC INVESTORS, LLC:

                  The sole business activity of Numeric Investors, LLC ("Numeric"), One Memorial Drive, 4th Floor, Cambridge, Massachusetts 02142, is to serve as an investment adviser. Numeric is registered under the Investment Advisers Act of 1940. Information as to the directors and officers of Numeric is as follows:

                  NAME AND POSITION WITH NUMERIC   OTHER COMPANY                POSITION WITH OTHER COMPANY
                  ------------------------------   -------------                ---------------------------
                  P. Andrews McLane                TA Associates                Managing Director and Member of
                  Director of Numeric              Boston, MA                   the Executive Committee of Board

                  Michael Wilson                   TA Associates                Principal
                  Director of Numeric              Boston, MA

            3.    BOGLE INVESTMENT MANAGEMENT, LP:

                  The sole business activity of Bogle Investment Management, LP ("Bogle"), 57 River Street, Suite 206, Wellesley, Massachusetts 02481, is to serve as an investment adviser. Bogle is registered under the Investment Advisers Act of 1940.

                  The directors and officers have not held any positions with other companies during the last two fiscal years.

            4.    BOSTON PARTNERS ASSET MANAGEMENT, LLC:

                  The sole business activity of Boston Partners Asset Management, LLC ("BPAM"), 28 State Street, 21st Floor, Boston, Massachusetts 02109, is to serve as an investment adviser. BPAM is registered under the Investment Advisers Act of 1940.

                  BPAM is registered under the Investment Advisers Act of 1940 and serves as an investment adviser for registered investment companies. Information as to the directors and officers of Boston is as follows:

                  NAME AND POSITION WITH BPAM      OTHER COMPANY                POSITION WITH OTHER COMPANY
                  ---------------------------      -------------                ---------------------------
                  William J. Kelly                 Robeco USA, LLC              Chief Financial Officer
                  Chief Executive Officer

                                                   Robeco USA, Inc.             Chief Executive Officer and
                                                                                Treasurer

                  Mary Ann Iudice                  Robeco USA, LLC              Chief Compliance Officer
                  Compliance Officer

                                                   Robeco USA, Inc.             Chief Compliance Officer

            5.    SCHNEIDER CAPITAL MANAGEMENT COMPANY:

                  The sole business activity of Schneider Capital Management Company ("Schneider"), 460 E. Swedesford Road, Suite 1080, Wayne, PA 19087, is to serve as an investment adviser. Schneider is registered under the Investment Advisers Act of 1940.

                  Information as to the directors and officers of Schneider is as follows:

                  NAME AND POSITION WITH
                  SCHNEIDER                        OTHER COMPANY                POSITION WITH OTHER COMPANY
                  ----------------------           -------------                ---------------------------
                  Arnold C. Schneider, III         Turnbridge Management        President
                  President and Chief Investment   Partners Corp
                  Officer

                  Steven J. Fellin                 Turnbridge Management        Vice President
                  Sr. Vice President and Chief     Partners Corp.
                  Financial Officer

            6     WESCORP INVESTMENT SERVICES, LLC:

                  The sole business activity of Wescorp Investment Services, LLC, 924 Overland Court, San Dimas, California 91773 ("Wescorp"), is to serve as an investment adviser. Wescorp is registered under the Investment Advisers Act of 1940.

                  The directors and officers have not held any positions with other companies during the last two fiscal years.

            7.    WEISS, PECK & GREER INVESTMENTS:

                  The sole business activity of Weiss, Peck & Greer Investments ("WPG"), 909 Third Avenue, New York, NY 10022, is to serve as an investment adviser. WPG is registered under the Investment Advisers Act of 1940.

                  Information as to the directors and officers of WPG is as follows:

                  NAME AND POSITION WITH WPG       OTHER COMPANY                POSITION WITH OTHER COMPANY
                  --------------------------       -------------                ---------------------------
                  Stan Bichel                      Robeco USA, LLC              Chief Executive Officer
                  Chief Executive Officer
                                                   Robeco USA, Inc.             Chairman of the Board

                  William J. Kelly                 Robeco USA, LLC              Chief Financial Officer
                  Chief Financial Officer

                                                   Robeco USA, Inc.             Chief Executive and Treasurer

                  Mary Ann Iudice                  Robeco USA, LLC              Chief Compliance Officer
                  Chief Compliance Officer

                                                   Robeco USA, Inc.             Chief Compliance Officer

                  Robert Kleinberg                 Robeco USA, Inc.             Chief Legal Officer
                  Chief Legal Officer

Item 27. PRINCIPAL UNDERWRITER

      (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies:

                           AB Funds Trust
                           AFBA 5 Star Funds, Inc.
                           Atlantic Whitehall Funds Trust
                           Highland Floating Rate Fund
                           Highland Floating Rate Advantage Fund
                           Forward Funds, Inc
                           Harris Insight Funds Trust
                           Hillview Investment Trust II
                           Kalmar Pooled Investment Trust
                           Matthews Asian Funds
                           Metropolitan West Funds
                           The RBB Fund, Inc.
                           RS Investment Trust
                           Stratton Growth Fund, Inc.
                           Stratton Monthly Dividend REIT Shares, Inc.
                           The Stratton Funds, Inc.
                           Van Wagoner Funds
                           Wilshire Mutual Funds, Inc.
                           Wilshire Variable Insurance Trust

            Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Provident Institutional Funds
                           BlackRock Funds
                           International Dollar Reserve Fund I, Ltd.
                           BlackRock Bond Allocation Target Shares


            Distributed by MGI Funds Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.: MGI Funds.


            Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:


                           Northern Funds
                           Northern Institutional Funds

            Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc


                           ABN AMRO Funds

      PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

      (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

      NAME                        TITLE WITH PFPC DISTRIBUTORS
      ----                        ----------------------------
      Brian Burns                 -    Chairman, Chief Executive Officer,
                                          Director and President
      Michael Denofrio            -    Director

      Nick Marsini                -    Director
      Rita G. Adler                    Chief Compliance Officer & Anti-Money
                                          Laundering Officer
      Christine A. Ritch          -    Chief Legal Officer, Assistant Secretary
                                          and Assistant Clerk
      Steven B. Sunnerberg        -    Secretary and Clerk
      Julie Bartos                -    Assistant Secretary and Assistant Clerk
      Bradley A. Stearns          -    Assistant Secretary and Assistant Clerk
      Amy Brennan                 -    Assistant Secretary and Assistant Clerk
      Craig Stokarski             -    Treasurer and Financial & Operations
                                          Principal
      Douglas D. Castagna         -    Controller and Assistant Treasurer
      Bruno DiStefano             -    Vice President
      Susan K. Moscaritolo        -    Vice President


      (c)   Not applicable.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

(1) PFPC Trust Company (assignee under custodian agreement), 8800 Tinicum Boulevard, Suite 200, Philadelphia, Pennsylvania 19153 (records relating to its functions as sub-adviser and custodian).

(2) PFPC Distributors, Inc., 760 Moore Road, Valley Forge, Pennsylvania 19406. (records relating to its functions as distributor).

(3) BlackRock Institutional Management Corporation, Bellevue Corporate Center, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

(4) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

(5) Drinker Biddle & Reath LLP, One Logan Square, 18/th/ and Cherry Streets, Philadelphia, Pennsylvania 19103 (Registrant's Articles of Incorporation, By-Laws and Minute Books).


(6) Numeric Investors LLC, 1 Memorial Drive, Cambridge, Massachusetts 02142 (records relating to its function as investment adviser).


(7) Boston Partners Asset Management, L.P., One Financial Center, 43rd Floor, Boston, Massachusetts 02111 (records relating to its function as investment adviser).

(8) Schneider Capital Management Co., 460 East Swedesford Road, Suite 1080, Wayne, Pennsylvania 19087 (records relating to its function as investment adviser).

(9) Bogle Investment Management, L.P., 57 River Street, Suite 206, Wellesley, Massachusetts 02481 (records relating to its function as investment adviser).

(10) Bear Stearns & Co. Inc., Funds Management Department, 383 Madison Avenue, New York, New York 10179 (records relating to its function as co-administrator for investment portfolios advised by Numeric Investors L.P.)

(11) WesCorp Investment Services, LLC, 924 Overland Court, San Dimas, California 91773 (records relating to its function as investment adviser).

(13) Weiss, Peck & Greer Investments, 909 Third Avenue, New York, New York 10022 (records relating to its function as investment adviser).

Item 29. MANAGEMENT SERVICES

      None.

Item 30. UNDERTAKINGS

(a) Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

(b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 97 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 97 be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and State of Delaware on the 19th day of August, 2005.


                                                    THE RBB FUND, INC.
                                                    By: /s/ Edward J. Roach
                                                    Edward J. Roach
                                                    President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



SIGNATURE                       TITLE                                        DATE
---------                       -----                                        ----
/S/ EDWARD J. ROACH             President (Principal Executive Officer)      August 19, 2005
-------------------             and Treasurer (Principal Financial
Edward J. Roach                 and AccountingOfficer)


*J. RICHARD CARNALL             Director                                     August 19, 2005
-------------------
J. Richard Carnall

*FRANCIS J. MCKAY               Director                                     August 19, 2005
-----------------
Francis J. McKay

*MARVIN E. STERNBERG            Director                                     August 19, 2005
--------------------
Marvin E. Sternberg

*JULIAN A. BRODSKY              Director                                     August 19, 2005
------------------
Julian A. Brodsky

*ARNOLD M. REICHMAN             Director                                     August 19, 2005
-------------------
Arnold M. Reichman

*ROBERT SABLOWSKY               Director                                     August 19, 2005
-----------------
Robert Sablowsky

*BY: /S/ EDWARD J. ROACH
------------------------
Edward J. Roach
Attorney-in-Fact

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

            Know All Men by These Presents, that the undersigned, Francis J. McKay, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:      November 9, 2000


            /S/ FRANCIS J. MCKAY
            --------------------
            Francis J. McKay

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

            Know All Men by These Presents, that the undersigned, Marvin E. Sternberg, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:      November 9, 2000


            /S/ MARVIN E. STERNBERG
            -----------------------
            Marvin E. Sternberg

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

            Know All Men by These Presents, that the undersigned, Julian Brodsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:      November 9, 2000


            /S/ JULIAN BRODSKY
            ------------------
            Julian Brodsky

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

            Know All Men by These Presents, that the undersigned, Arnold Reichman, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:      November 9, 2000


            /S/ ARNOLD REICHMAN
            -------------------
            Arnold Reichman

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

            Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:      November 9, 2000


            /S/ ROBERT SABLOWSKY
            --------------------
            Robert Sablowsky

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

            Know All Men by These Presents, that the undersigned, J. Richard Carnall, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:      September 10, 2002


            /S/ J. RICHARD CARNALL
            ----------------------
            J. Richard Carnall

                                  EXHIBIT INDEX

EXHIBIT NO.     EXHIBIT
-----------     -------

(a)(27) Investment Advisory Agreement between Registrant and Weiss, Peck & Greer Investments for the Robeco WPG Core Bond Fund.

(a)(28) Investment Advisory Agreement between Registrant and Weiss, Peck & Greer Investments for the Robeco WPG Large Cap Growth Fund.

(a)(29) Investment Advisory Agreement between Registrant and Weiss, Peck & Greer Investments for the Robeco WPG Tudor Fund.

(a)(42)         Articles of Amendment of Registrant

(d)(20)         Amendment No. 1 to the Investment Advisory Agreement (n/i Growth
                Fund)

(d)(21) Amendment No. 1 to the Investment Advisory Agreement (n/i Small Cap Value Fund)

(d)(22)         Amendment No. 2 to the Investment Advisory Agreement (n/i Mid
                Cap Fund)

(h)(78) Non-12b-1 Shareholder Services Plan and Related form of Shareholder Servicing Agreement (Robeco WPG Core Bond Fund - Retirement Class)